Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan.

We have held an ISO/IEC 27001 certification since 2019 and ISO 27701 certification since 2021. Both of these certifications demonstrate our commitment to better protect our platform and user data. Our commitment also extends to maintaining a PCI DSS (Payment Card Industry Data Security Standards) certification for payment transaction security, risk assessments, training for employees, and other safeguards and controls.

Our cybersecurity risk management program includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, networks, products, platform, services, and our broader enterprise IT environment;

●	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;

●
cybersecurity awareness training of our employees, incident response personnel, and senior management, including real-time problem-solving challenges in a safe environment that mimic cybersecurity incidents;

●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

●	a third-party risk management process for service providers, suppliers, and vendors.

For the year ended December 31, 2024, and as of the date of this report, we have not identified cybersecurity incidents that have materially affected us, including our operations, business strategy, results of operations, or financial condition. If we were to experience a material cybersecurity incident in the future, such incident may have a material effect, including on our business strategy, operating results, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program includes a cybersecurity incident response plan.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For the year ended December 31, 2024, and as of the date of this report, we have not identified cybersecurity incidents that have materially affected us, including our operations, business strategy, results of operations, or financial condition. If we were to experience a material cybersecurity incident in the future, such incident may have a material effect, including on our business strategy, operating results, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the audit committee oversight of cybersecurity and other information technology risks. The audit committee oversees management’s implementation of our cybersecurity risk management program.

The audit committee receives regular reports from our Chief Information Security Officer (CISO) on our cybersecurity risks. In addition, our CISO updates the audit committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

The audit committee reports to the board of directors regarding its activities, including those related to cybersecurity and our cyber risk management program. The audit committee receives presentations on cybersecurity topics from our CISO or external experts as part of the committee’s continuing education on topics that impact public companies.

Our management team, including our VP Business Technologies and CISO, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team has vast proven experience working in management roles related to cybersecurity, risk, and data privacy in various leading global companies.

Our cybersecurity steering committee meets on a regular basis and includes our CTO, COO, CISO, Data Protection Officer (DPO) and executives of our legal, product, R&D and finance. The cybersecurity steering committee reviews any incidents that have occurred, vulnerabilities identified, and ongoing risks as presented in our risk map.

Our management team and cybersecurity steering committee supervise efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the audit committee oversight of cybersecurity and other information technology risks. The audit committee oversees management’s implementation of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The audit committee receives regular reports from our Chief Information Security Officer (CISO) on our cybersecurity risks. In addition, our CISO updates the audit committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

The audit committee reports to the board of directors regarding its activities, including those related to cybersecurity and our cyber risk management program. The audit committee receives presentations on cybersecurity topics from our CISO or external experts as part of the committee’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]
Our management team, including our VP Business Technologies and CISO, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team has vast proven experience working in management roles related to cybersecurity, risk, and data privacy in various leading global companies.

Our cybersecurity steering committee meets on a regular basis and includes our CTO, COO, CISO, Data Protection Officer (DPO) and executives of our legal, product, R&D and finance. The cybersecurity steering committee reviews any incidents that have occurred, vulnerabilities identified, and ongoing risks as presented in our risk map.

Our management team and cybersecurity steering committee supervise efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, including our VP Business Technologies and CISO, is responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team has vast proven experience working in management roles related to cybersecurity, risk, and data privacy in various leading global companies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team and cybersecurity steering committee supervise efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true